Short Term Borrowings (Schedule Of Short Term Borrowings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	$ 38,672,657	$ 5,669,332	$ 16,149,939	$ 44,544,608
Short Term Borrowings, Average for the year, Amount	30,230,576	21,670,180	16,766,261
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	7,784,561	5,669,332	11,149,939
Short Term Borrowings, Outstanding at year end, Rate	0.20%	0.50%	0.50%
Short Term Borrowings, Average for the year, Amount	8,917,822	17,103,742	14,928,390
Short Term Borrowings, Average for the year, Rate	0.13%	0.68%	0.62%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	20,888,096
Short Term Borrowings, Outstanding at year end, Rate	0.50%
Short Term Borrowings, Average for the year, Amount	20,888,096
Short Term Borrowings, Average for the year, Rate	0.50%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Average for the year, Amount			603
Federal Home Loan Bank Advance, Due November 2010 [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount			5,000,000
Short Term Borrowings, Outstanding at year end, Rate			3.66%
Short Term Borrowings, Average for the year, Amount		4,566,438	1,837,268
Short Term Borrowings, Average for the year, Rate		3.66%	3.66%
Federal Home Loan Bank Advance, Due December 2012, Advance One [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	5,000,000
Short Term Borrowings, Outstanding at year end, Rate	3.36%
Short Term Borrowings, Average for the year, Amount	260,274
Short Term Borrowings, Average for the year, Rate	3.36%
Federal Home Loan Bank Advance, Due December 2012, Advance Two [Member] | Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short Term Borrowings, Outstanding at year end, Amount	5,000,000
Short Term Borrowings, Outstanding at year end, Rate	3.12%
Short Term Borrowings, Average for the year, Amount	$ 164,384
Short Term Borrowings, Average for the year, Rate	3.12%